Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities
Net loss	$ (2,394)	$ (3,423)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	83	17
Stock-based compensation expense	283	471
Amortization of premium on marketable debt securities		15
Change in fair value of SAFE investment		(265)
Interest income from short-term deposits	(18)	(16)
Loss (gain) from realization of marketable debt securities	8	(25)
Finance expenses	1	(2)
Changes in operating assets and liabilities:
Decrease in other accounts receivable	345	484
Decrease in trade payables	(676)	(420)
Increase (decrease) in other accounts payable	(479)	102
Net cash used in operating activities	(2,847)	(3,062)
Cash flow from investing activities
Purchase of available for sale securities	(1,507)	(3,218)
Investment in equity of Onkai		(1,500)
Investment in (withdrawal from) short term deposits	225	(750)
Sale of available-for-sale securities	3,106	7,524
Net cash provided by (used in) investing activities	1,824	2,056
Decrease in cash and cash equivalents and restricted cash	(1,023)	(1,006)
Cash and cash equivalents and restricted cash at the beginning of the period	2,978	2,130
Cash and cash equivalents and restricted cash at the end of the period	1,955	1,124
Supplemental disclosure of cash flow information:
Cash received from interest	218	163
Non-cash investment transaction:
Conversion of SAFE into equity of OnKai		$ 1,765